Discontinued Operations (Tables) - Discontinued Operations [Member] - Insurance Segment [Member]	12 Months Ended
Dec. 31, 2019
Discontinued Operations [Abstract]
Discontinued Operations
The related assets and liabilities of the Insurance Segment are presented as assets and liabilities of discontinued operations in the consolidated balance sheets as of December 31, 2019 and 2018. The following table provides details of the carrying amounts of major classes of assets and liabilities related to discontinued operations as of December 31, 2019 and 2018:

(In thousands)	December 31, 2019	December 31, 2018
ASSETS OF DISCONTINUED OPERATIONS
Cash and cash equivalents	$6,626	$5,590
Fixed maturities available for sale, at fair value; amortized cost	21,680	32,132
Equity securities, at fair value	1,075	693
Premiums receivable	2,440	5,858
Property, plant and equipment, net	208	302
Right-of-use assets	13	-
Intangible assets, net	-	2,075
Deferred policy acquisition costs	993	2,279
Goodwill	-	757
Other assets	913	2,483
Total assets	$33,948	$52,169

LIABILITIES OF DISCONTINUED OPERATIONS
Reserves for losses and loss adjustment expenses	$25,393	$27,330
Unearned premiums	5,818	12,707
Advance premium collected	318	500
Accrued expenses	891	-
Accrued liabilities	-	1,785
Current portion of operating lease liabilities	34	-
Deferred tax liabilities	-	420
Other long-term liabilities	847	716
Total liabilities	$33,301	$43,458

The following table provides details of the amounts reflected in loss from discontinued operations, net of tax in the consolidated statements of (loss) income for the year ended December 31, 2019 and the period from January 2, 2018 to December 31, 2018:

	Year Ended December 31
(In thousands)	2019	2018
Revenues:
Insurance premiums earned	$25,072	$28,648
Net investment income	935	851
Other income	964	1,158
Total revenues of discontinued operations	26,971	30,657
Operating costs and expenses:
Incurred losses and loss adjustment expenses	24,350	25,221
Impairment loss on goodwill and other intangibles	2,826	-
Other operating expenses	8,527	8,631
Total operating costs and expenses	35,703	33,852
Operating loss of discontinued operations	(8,732)	(3,195)
Loss before income taxes	(8,732)	(3,195)
Income tax benefit	420	-
Net loss of discontinued operations, net of tax	$(8,312)	$(3,195)

Deferred Policy Acquisition Costs
The activity of the deferred policy acquisition costs (“DAC”) accounts was as follows:

(In thousands)	For the year ended December 31, 2019	For the period ended December 31, 2018
DAC asset at beginning of period	$2,279	$-
Deferred expenses	3,068	5,097
Amortized expenses	(4,354)	(2,818)
DAC asset at end of period	$993	$2,279

Investments in Fixed Maturity Securities
The Company classified all of its investments in fixed maturity debt securities held by Maidstone as available-for-sale and, accordingly, they were carried at estimated fair value. The amortized cost, gross unrealized gains and losses, and fair value of investments in fixed maturity securities are as follows as of:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019
U.S. Treasury and U.S. Government	$11,253	$30	$-	$11,283
U.S. Tax-exempt municipal	2,508	76	-	2,584
Corporate	3,907	82	-	3,989
Mortgage and asset-backed securities	3,760	64	-	3,824
Total Fixed Maturity Securities	$21,428	$252	$-	$21,680

December 31, 2018
U.S. Treasury and U.S. Government	$4,338	$-	$(34)	$4,304
U.S. Tax-exempt municipal	4,645	4	(25)	4,624
Corporate	14,858	16	(193)	14,681
Mortgage and asset-backed securities	8,633	10	(120)	8,523
Total Fixed Maturity Securities	$32,474	$30	$(372)	$32,132

Contractual Maturities of Investments in Fixed Maturity Securities
Amortized cost and fair value of fixed maturity securities at December 31, 2019 and 2018 by contractual maturity are shown below. The actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2019		December 31, 2018
(In thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$3,695	$3,698	$748	$745
Due after one year through five years	12,600	12,720	13,719	13,600
Due after five years through ten years	1,488	1,553	9,027	8,917
Due after ten years	-	-	347	347
Mortgage and asset-backed securities	3,645	3,709	8,633	8,523
Total	$21,428	$21,680	$32,474	$32,132

Fixed Maturity Securities in Unrealized Loss Position
Fixed maturity securities that were in an unrealized loss position and the length of time that such securities have been in an unrealized loss position, as measured by their prior 12-month fair values, are as follows as of:

	Less Than 12 Months		12 Months or More		Total
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2019
Bonds:
U.S. Treasury and U.S. Government	$3,698	$(386)	$-	$-	$3,698	$(386)
Mortgage and asset-backed securities	-	-	59	(32)	59	(32)
Total fixed maturities available for sale	$3,698	$(386)	$59	$(32)	$3,757	$(418)

December 31, 2018
Bonds:
U.S. Treasury and U.S. Government	$4,304	$(34)	$-	$-	$4,304	$(34)
U.S. Tax-exempt municipal	4,285	(25)	-	-	4,285	(25)
Corporate bonds	10,306	(193)	-	-	10,306	(193)
Mortgage and asset-backed securities	6,717	(120)	-	-	6,717	(120)
Total fixed maturities available for sale	$25,612	$(372)	$-	$-	$25,612	$(372)

Net Investment Income
The components of net investment income for the year ended December 31, 2019 and for the period ended December 31, 2018 are as follows:

(In thousands)	For the Year Ended December 31, 2019	For the period from January 2, 2018 to December 31, 2018
Investment income:
Bonds	$777	$699
Common stocks	51	16
Preferred stocks	45	18
Cash and cash equivalents	100	138
Other asset investments	27	72
Total investment income	1,000	943
Less: Investment expenses	(65)	(92)
Net investment income	$935	$851

Fair Value Disclosures
The following tables show how Maidstone’s investments are categorized in the fair value hierarchy as of:

(In thousands)	Level 1	Level 2	Level 3	Total Fair Value
December 31, 2019
Common stock	$255	$-	$-	$255
Preferred stocks	-	820	-	820
Total equities:	$255	$820	$-	$1,075
Fixed maturities:
U.S. treasury and U.S. government	$11,283	$-	$-	$11,283
U.S. tax-exempt municipal	-	2,584	-	2,584
Corporate	-	3,989	-	3,989
Mortgage and asset-backed securities	-	3,824	-	3,824
Total fixed maturities	$11,283	$10,397	$-	$21,680

December 31, 2018
Common stock	$227	$-	$-	$227
Preferred stocks	-	466	-	466
Total equities:	$227	$466	$-	$693
Fixed maturities:
U.S. treasury and U.S. government	$4,304	$-	$-	$4,304
U.S. tax-exempt municipal	-	4,624	-	4,624
Corporate	-	14,681	-	14,681
Mortgage and asset-backed securities	-	8,523	-	8,523
Total fixed maturities	$4,304	$27,828	$-	$32,132

Reconciliation of Reserve Balances to Liability for Unpaid Loss and Loss Adjustment Expenses
The following table summarizes the net outstanding liabilities based on the tables above as of:

	December 31,
(In thousands)	2019	2018
Net Outstanding Liabilities:
Auto	$22,555	$24,345
Homeowners’	104	30
Liability for unpaid claims and claims adjustment expenses, net of reinsurance	22,659	24,375
Reinsurance recoverable on unpaid claims:
Auto	-	-
Homeowners’	-	-
Total reinsurance recoverable on unpaid claims	-	-
Unallocated claims adjustment expenses	2,734	2,955
Total gross liability for unpaid claims and claims adjustment expenses	$25,393	$27,330

Activity in Liability for Losses and LAE
Activity in the liability for losses and LAE is summarized as follows:

(In thousands)	For the Year Ended December 31, 2019	For the Period from January 2, 2018 to December 31, 2018
Reserve for losses and LAE at beginning of period	$27,330	$30,672
Provision for claims, net of insurance:
Incurred related to:
Prior year	3,918	-
Current year	13,187	25,223
Total incurred	17,105	25,223
Deduct payment of claims, net of reinsurance:
Paid related to:
Prior year	14,603	14,176
Current year	4,439	14,389
Total paid	19,042	28,565
Reserve for losses and LAE at end of period	$25,393	$27,330

The components of the net liability for losses and LAE are as follows as of:

	December 31,
(In thousands)	2019	2018
Case basis reserves	$12,078	$15,863
Incurred but not reported reserves	13,315	11,467
Total	$25,393	$27,330

Statutory Information
Statutory combined capital and (deficit) surplus and net loss of Maidstone as of December 31, 2019 and 2018 were as follows (in thousands):

	December 31, 2019	December 31, 2018
Statutory capital and (deficit) surplus	$(1,072)	$4,769
Statutory loss	$(6,244)	$(9,559)

Auto Insurance [Member]
Discontinued Operations [Abstract]
Claims Development, Net of Reinsurance
Auto: Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,										As of December 31, 2019
	Unaudited								Audited
Accident Year	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	Net IBNR Reserve	Reported Claims
2010	$54,887	$57,194	$56,990	$57,281	$57,105	$56,872	$56,254	$56,084	$56,030	$56,035	$53	12,355
2011		47,570	44,500	44,184	43,752	43,548	42,908	42,817	42,830	42,934	62	9,351
2012			26,106	25,378	25,572	25,308	25,066	24,743	24,718	24,784	60	5,252
2013				15,997	15,605	15,951	15,830	15,727	15,681	15,734	36	3,455
2014					12,270	12,282	11,973	11,931	11,929	12,123	45	3,409
2015						15,840	15,562	15,421	15,149	15,405	159	4,758
2016							30,996	32,128	32,469	34,060	448	8,311
2017								23,331	25,096	26,697	1,402	7,030
2018									16,956	20,744	3,409	5,625
2019										16,714	4,847	3,881
Total									$240,858	$265,230	$10,521

Auto: Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
For the years ended December 31,
	Unaudited								Audited
Accident Year	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
2010	$25,764	$45,769	$51,501	$53,932	$54,938	$55,481	$55,328	$55,619	$55,683	$55,717
2011		20,259	34,495	39,391	41,338	42,166	42,116	42,443	42,545	42,772
2012			12,411	19,975	22,590	23,821	23,784	24,100	24,431	24,510
2013				7,685	12,103	13,985	14,674	15,223	15,417	15,556
2014					5,971	9,101	9,870	10,576	11,371	11,807
2015						8,002	8,917	10,862	13,283	14,391
2016							15,980	23,545	27,582	31,034
2017								14,477	18,922	22,733
2018									11,237	15,146
2019										9,085
Total									$220,473	$242,751

Reconciliation of Reserve Balances to Liability for Unpaid Loss and Loss Adjustment Expenses
Auto: Reconciliation of Reserve Balances to Liability for Unpaid Loss and Loss Adjustment Expenses as of:

	December 31,
	2019	2018
Unpaid Loss and Allocated Loss Adjustment Expense, Net of Reinsurance, for years presented	$22,266	$24,248
Unpaid Loss and Loss Adjustment Expense, Net of Reinsurance, for years prior to 2010	393	97
Unpaid Unallocated Loss Adjustment Expense	2,734	2,955
Unpaid Losses and Loss Adjustment Expenses	$25,393	$27,300

Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
The following is supplementary information about average historical claims duration:

Auto: Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance as of December 31, 2019
(Unaudited)
Years	1	2	3	4	5	6	7	8	9	10
	49.6%	22.6%	11.5%	8.7%	3.3%	1.0%	0.4%	0.3%	0.3%	0.1%

Homeowners Insurance [Member]
Discontinued Operations [Abstract]
Claims Development, Net of Reinsurance
Homeowners’: Incurred claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
	Unaudited				Audited		As of December 31, 2019
Accident Year	2014	2015	2016	2017	2018	2019	Net IBNR Reserves	Reported Claims
2014	$2	$2	$2	$2	$2	$2	$-	3
2015		597	580	580	580	580	-	41
2016			524	523	524	524	-	27
2017				-	-	-	-	-
2018					42	45	3	7
2019						286	32	15
Total					$1,148	$1,437	$35

Homeowners’: Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
For the Years Ended December 31,
	Unaudited				Audited
Accident Year	2014	2015	2016	2017	2018	2019
2014	$-	$1	$2	$2	$2	$2
2015		304	580	580	580	580
2016			524	524	524	524
2017				-	-	-
2018					11	42
2019						185
Total					$1,117	$1,333

Reconciliation of Reserve Balances to Liability for Unpaid Loss and Loss Adjustment Expenses
Homeowners’: Reconciliation of Reserve Balances to Liability for Unpaid Loss and Loss Adjustment Expenses as of:
	December 31,
	2019	2018
Unpaid Loss and Allocated Loss Adjustment Expense, Net of Reinsurance, for years presented	$104	$30
Unpaid Loss and Loss Adjustment Expense, Net of Reinsurance, for years prior to 2010	-	-
Unpaid Unallocated Loss Adjustment Expense	-	-
Unpaid Losses and Loss Adjustment Expenses	$104	$30

Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
The following is supplementary information about average historical claims duration:

Homeowners’ Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance as of December 31, 2019
(Unaudited)
Years	1	2	3	4	5	6	7	8	9	10
	48.9%	34.0%	0.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Maidstone [Member]
Discontinued Operations [Abstract]
Acquisition
The following table summarizes the fair values of the assets acquired and liabilities assumed as of the date of acquisition:

(In thousands)	At January 2, 2018 as reported (final)
Fixed maturities available for sale	$25,386
Cash and cash equivalents	12,795
Investment income due and accrued	203
Premiums receivable	7,158
Property, plant and equipment	408
Intangible assets	2,100
Other assets	615
Reserves for losses and loss adjustment expenses	(30,672)
Unearned premiums	(12,784)
Advance premium collected	(651)
Deferred tax liability	(420)
Other liabilities	(2,395)
Total net assets acquired	1,743
Consideration exchanged	2,500
Goodwill	$757